Note 11 - Sale of Blanket Mine Treasury Bills (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net gains (losses) on disposals of investments	$ 3,202		$ 3,202